Exceptional items (Tables)	12 Months Ended
Jun. 30, 2018
Exceptional items
Schedule of exceptional items

	2018 £'000	2017 £'000	2016 £'000
Football League pension scheme deficit (note 30)	(1,917)	—	—
Impairment reversal/(charge)—registrations (note 15)	—	4,753	(6,693)
Compensation paid for loss of office	—	—	(8,442)

	(1,917)	4,753	(15,135)